UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

January 1, 2006 to February 1, 2006

Commission File Number of issuing entity: 333-127589-32

Structured Adjustable Rate Mortgage Loan Trust 2006-1

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-127589

Structured Asset Securities Corporation

(Exact name of depositor as specified in its charter)

Lehman Brothers Holdings Inc.

(Exact name of sponsor as specified in its charter)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

Not Applicable

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A. 9062 Old Annapolis Road Columbia, MD 21045

 (Address of principal executive offices of the issuing entity)     (Zip Code)

(212)-526-7000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))

Class 1-A1	[ ]	[ ]	[X]	___________

Class 1-A2	[ ]	[ ]	[X]	___________

Class 2-A1	[ ]	[ ]	[X]	___________

Class 2-A2	[ ]	[ ]	[X]	___________

Class 2-A3	[ ]	[ ]	[X]	___________

Class 2-AX	[ ]	[ ]	[X]	___________

Class 3-A1	[ ]	[ ]	[X]	___________

Class 3-A2	[ ]	[ ]	[X]	___________

Class 4-A	[ ]	[ ]	[X]	___________

Class 5-A1	[ ]	[ ]	[X]	___________

Class 5-A2	[ ]	[ ]	[X]	___________

Class 5-A3	[ ]	[ ]	[X]	___________

Class 5-AX	[ ]	[ ]	[X]	___________

Class 6-A1	[ ]	[ ]	[X]	___________

Class 6-A2	[ ]	[ ]	[X]	___________

Class 6-AX	[ ]	[ ]	[X]	___________

Class 7-A1	[ ]	[ ]	[X]	___________

Class 7-A2	[ ]	[ ]	[X]	___________

Class 7-A3	[ ]	[ ]	[X]	___________

Class 7-A4	[ ]	[ ]	[X]	___________

Class 7-A5	[ ]	[ ]	[X]	___________

Class 7-AX	[ ]	[ ]	[X]	___________

Class 8-A1	[ ]	[ ]	[X]	___________

Class 8-A2	[ ]	[ ]	[X]	___________

Class 8-AX	[ ]	[ ]	[X]	___________

Class B1-I	[ ]	[ ]	[X]	___________

Class B2-I	[ ]	[ ]	[ ]	___________

Class B3-I	[ ]	[ ]	[ ]	___________

Class B4-I	[ ]	[ ]	[ ]	___________

Class B5-I	[ ]	[ ]	[ ]	___________

Class B6-I	[ ]	[ ]	[ ]	___________

Class B1-II	[ ]	[ ]	[ ]	___________

Class B2-II	[ ]	[ ]	[ ]	___________

Class B3-II	[ ]	[ ]	[ ]	___________

Class B4-II	[ ]	[ ]	[ ]	___________

Class R	[ ]	[ ]	[ ]	___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to

such filing requirements for the past 90 days.  Yes[X]   No[ ]

PART II.  OTHER INFORMATION

Item 3. Sales of Securities and Use of Proceeds.

On January 31, 2006, the following classes of certificates in the following amounts were sold by the registrant to affiliates of the registrant in private placements in reliance on Section 4(2) of the Securities Act of 1933:

Class	Initial Principal Balance
Class B7-I	$5,733,000
Class B8-I	$7,644,000
Class B9-I	$5,103,111
Class B5-II	$1,809,000
Class B6-II	$2,326,000
Class B7-II	$1,555,364
Class P-I	N/A
Class P-II	N/A

The net proceeds from the sale of these certificates were applied by the registrant toward the purchase of the mortgage loans constituting the pool assets.

SIGNATURES*

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

_____________________________

(Depositor)

Date: _______________

_____________________________

(Signature)**

[OR]

SARML Trust 2006-1

(Issuing entity)

Date: March 14th 2006

By:   Aurora Loan Services LLC

Master (Servicer)**

/s/ E.Todd Whittemore

E.Todd Whittemore,

Executive Vice President

*

See General Instruction E to Form 10-D.

**

Print the name and title of each signing officer under his or her signature.